SHARE-BASED COMPENSATION (Sogou Share-based Awards, Sogou 2017 Share Incentive Plan, Share Option Activity, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 8,935	$ 15,901	$ 14,204
Sogou 2017 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price	$ 8.15
Share-based compensation expense	$ 1,561	2,436	$ 1,569
Unrecognized compensation expenses	$ 1,463
Unrecognized compensation expenses, weighted average period for recognition (in years)	1 year 8 months 26 days
Total fair values of the share options vested	$ 1,069	723
Total intrinsic value of options exercised	$ 1,007	$ 940